Financial Risk Management and Financial Instruments - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial assets:
Other receivables	€ 8,332	€ 6,072
Cash and cash equivalents	584,517	598,106	€ 277,862		€ 195,351
Financial liabilities
Lease liabilities	91,975	36,619	€ 17,700	[1]
Financial liabilities at amortised cost, class [member]
Financial liabilities
Lease liabilities	91,975	36,619
Trade payables	21,897	27,765
Financial liabilities measured at amortized cost	113,872	64,384
Financial assets at amortised cost, class [member]
Financial assets:
Trade receivables	387	804
Other receivables	2,251	1,463
Marketable Securities	249,558
Cash and cash equivalents	584,517	598,106
Financial assets measured at amortized cost	€ 836,713	€ 600,373

[1]	Beginning balance, December 31, 2019, includes the impact from implementing IFRS 16.